CREDIT RISK AND CONCENTRATION - Schedule of Customers Accounted for 10% or More of the Company's Net Revenues (Details) - Sales Revenue, Net - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A
Concentration Risk
Concentration of risk (as a percent)	23.00%	28.00%	30.00%
Customer B
Concentration Risk
Concentration of risk (as a percent)	36.00%	44.00%	44.00%